Offerings	Jul. 06, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one ordinary share, $0.0001 par value, one redeemable warrant, and one right to acquire one-fourth of one ordinary share(2)
Amount Registered	11,500,000
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 115,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,881.5
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.

(2)

Representing 11,500,000 units including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one ordinary share, one redeemable warrant and one right to acquire one-fourth of one ordinary share.

(3)

Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(4)

An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(g) under the Securities Act, no additional filing fee is required.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying rights included as part of units
Amount Registered	2,875,000
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 28,750,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,970.38
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Representative's ordinary shares
Amount Registered	230,000
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 2,300,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 317.63